Defined Contribution Plan (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Defined Contribution Plan (Textual)
Percentage of annual compensation	90.00%
Employer contributions charged to operations		$ 0	$ 0	$ 0	$ 0
Employer contributions charged to expense		$ 4,575	$ 26,113	$ 30,683	$ 2,080